Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
April 30, 2020
T05-QTLY-0620
1.9584810.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 18.5%
Biotechnology – 18.5%
AbbVie, Inc.	590,062	$ 48,503,096
ACADIA Pharmaceuticals, Inc. (a)	46,138	2,228,927
Acceleron Pharma, Inc. (a)	18,023	1,631,622
Adverum Biotechnologies, Inc. (a)	23,731	281,212
Agenus, Inc. (a)	45,533	121,345
Agios Pharmaceuticals, Inc. (a)	24,200	995,588
Aimmune Therapeutics, Inc. (a)	15,292	261,799
Akcea Therapeutics, Inc. (a)	7,679	131,004
Akebia Therapeutics, Inc. (a)	31,736	257,062
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alexion Pharmaceuticals, Inc. (a)	88,319	9,491,643
Alkermes PLC (a)	62,687	859,439
Allakos, Inc. (a)	9,596	631,033
Allogene Therapeutics, Inc. (a)	9,550	275,995
Alnylam Pharmaceuticals, Inc. (a)	44,485	5,858,674
Amgen, Inc.	237,084	56,715,234
Amicus Therapeutics, Inc. (a)	101,167	1,194,782
AnaptysBio, Inc. (a)	9,547	149,124
Anika Therapeutics, Inc. (a)	5,894	195,858
Apellis Pharmaceuticals, Inc. (a)	23,322	799,245
Arcus Biosciences, Inc. (a)	9,503	250,974
Arena Pharmaceuticals, Inc. (a)	19,842	971,663
Arrowhead Pharmaceuticals, Inc. (a)	34,537	1,189,109
Assembly Biosciences, Inc. (a)	11,191	195,954
Atara Biotherapeutics, Inc. (a)	18,738	155,338
Athenex, Inc. (a)	18,133	162,109
Avrobio, Inc. (a)	10,813	139,163
BioCryst Pharmaceuticals, Inc. (a)	63,843	249,626
Biogen, Inc. (a)	71,998	21,371,166
Biohaven Pharmaceutical Holding Co. Ltd. (a)	17,685	832,964
BioMarin Pharmaceutical, Inc. (a)	71,605	6,589,092
BioSpecifics Technologies Corp. (a)	2,125	120,934
Bluebird Bio, Inc. (a)	22,137	1,192,742
Blueprint Medicines Corp. (a)	18,760	1,103,651
CareDx, Inc. (a)	15,523	393,974
Catalyst Pharmaceuticals, Inc. (a)	36,367	172,380
ChemoCentryx, Inc. (a)	15,045	797,535
Coherus Biosciences, Inc. (a)	20,765	344,699
Crinetics Pharmaceuticals, Inc. (a)	6,291	104,934
CRISPR Therapeutics AG (a)	12,025	591,630
Cyclerion Therapeutics, Inc. (a)	5,560	21,517
Cytokinetics, Inc. (a)	20,817	314,545
CytomX Therapeutics, Inc. (a)	18,569	191,632
Deciphera Pharmaceuticals, Inc. (a)	10,000	579,800
Denali Therapeutics, Inc. (a)	25,203	550,938
Dicerna Pharmaceuticals, Inc. (a)	20,239	398,708
Dynavax Technologies Corp. (a)	32,895	139,804
Eagle Pharmaceuticals, Inc. (a)	4,320	220,234
Editas Medicine, Inc. (a)	18,710	432,575

	Shares	Value

Eidos Therapeutics, Inc. (a)	2,890	$ 134,212
Emergent BioSolutions, Inc. (a)	17,435	1,289,318
Enanta Pharmaceuticals, Inc. (a)	5,795	268,714
Epizyme, Inc. (a)	29,226	481,060
Esperion Therapeutics, Inc. (a)	9,689	383,684
Exact Sciences Corp. (a)	58,552	4,624,437
Exelixis, Inc. (a)	121,480	2,999,949
Fate Therapeutics, Inc. (a)	23,895	654,245
FibroGen, Inc. (a)	31,309	1,154,989
Flexion Therapeutics, Inc. (a)	12,595	134,011
G1 Therapeutics, Inc. (a)	10,232	134,346
Geron Corp. (a)	77,187	91,853
Gilead Sciences, Inc.	504,805	42,403,620
Global Blood Therapeutics, Inc. (a)	24,081	1,842,678
Gossamer Bio, Inc. (a)	7,774	101,217
Halozyme Therapeutics, Inc. (a)	52,792	1,196,003
Heron Therapeutics, Inc. (a)	33,601	479,150
Homology Medicines, Inc. (a)	7,610	91,853
ImmunoGen, Inc. (a)	68,330	278,786
Immunomedics, Inc. (a)	61,731	1,875,388
Incyte Corp. (a)	73,004	7,129,571
Insmed, Inc. (a)	33,675	774,525
Intellia Therapeutics, Inc. (a)	13,596	183,138
Intercept Pharmaceuticals, Inc. (a)	10,495	859,750
Invitae Corp. (a)	46,206	764,709
Ionis Pharmaceuticals, Inc. (a)	53,433	2,967,134
Iovance Biotherapeutics, Inc. (a)	42,925	1,380,039
Ironwood Pharmaceuticals, Inc. (a)	62,277	622,770
Karyopharm Therapeutics, Inc. (a)	20,041	441,904
Kodiak Sciences, Inc. (a)	10,182	555,428
Krystal Biotech, Inc. (a)	4,584	216,319
Kura Oncology, Inc. (a)	14,064	204,631
Lexicon Pharmaceuticals, Inc. (a)	19,373	36,615
Ligand Pharmaceuticals, Inc. (a)	7,027	692,651
MacroGenics, Inc. (a)	18,640	134,208
Madrigal Pharmaceuticals, Inc. (a)	3,340	279,491
MeiraGTx Holdings PLC (a)	6,228	85,760
Mirati Therapeutics, Inc. (a)	10,183	865,962
Momenta Pharmaceuticals, Inc. (a)	45,058	1,428,339
Myovant Sciences Ltd. (a)	16,369	196,101
Myriad Genetics, Inc. (a)	29,646	458,327
Natera, Inc. (a)	21,721	804,546
Neurocrine Biosciences, Inc. (a)	34,980	3,432,937
Opko Health, Inc. (a)	149,377	331,617
PDL BioPharma, Inc. (a)	47,433	160,798
Portola Pharmaceuticals, Inc. (a)	29,094	205,986
Preciden, Inc. (a)	28,471	102,496
Principia Biopharma, Inc. (a)	9,286	577,403
Progenics Pharmaceuticals, Inc. (a)	35,763	140,906
Prothena Corp. PLC (a)	15,827	177,579
PTC Therapeutics, Inc. (a)	22,198	1,130,322
Puma Biotechnology, Inc. (a)	11,784	118,429

2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Radius Health, Inc. (a)	17,697	$ 277,666
Regeneron Pharmaceuticals, Inc. (a)	32,304	16,988,028
REGENXBIO, Inc. (a)	13,451	535,619
Retrophin, Inc. (a)	15,184	231,100
Rhythm Pharmaceuticals, Inc. (a)	12,044	226,909
Rigel Pharmaceuticals, Inc. (a)	69,197	123,863
Rocket Pharmaceuticals, Inc. (a)	12,996	192,341
Rubius Therapeutics, Inc. (a)	12,567	76,030
Sage Therapeutics, Inc. (a)	20,462	797,609
Sangamo Therapeutics, Inc. (a)	45,829	373,506
Sarepta Therapeutics, Inc. (a)	29,747	3,506,576
Scholar Rock Holding Corp. (a)	7,449	122,387
Seattle Genetics, Inc. (a)	47,843	6,565,495
Solid Biosciences, Inc. (a)	10,112	23,460
Spectrum Pharmaceuticals, Inc. (a)	41,390	120,031
Stemline Therapeutics, Inc. (a)	17,238	90,155
Stoke Therapeutics, Inc. (a)	3,274	68,852
TG Therapeutics, Inc. (a)	36,316	427,076
Translate Bio, Inc. (a)	8,364	107,394
Turning Point Therapeutics, Inc. (a)	7,123	366,906
Twist Bioscience Corp. (a)	11,251	368,020
Ultragenyx Pharmaceutical, Inc. (a)	21,952	1,326,559
uniQure N.V. (a)	13,804	878,487
United Therapeutics Corp. (a)	17,434	1,910,069
Vanda Pharmaceuticals, Inc. (a)	18,632	214,268
Veracyte, Inc. (a)	18,313	493,902
Vericel Corp. (a)	16,796	243,542
Vertex Pharmaceuticals, Inc. (a)	102,604	25,774,125
Viking Therapeutics, Inc. (a)	26,389	152,001
Voyager Therapeutics, Inc. (a)	10,862	117,418
Xencor, Inc. (a)	20,209	590,709
Y-mAbs Therapeutics, Inc. (a)	7,698	258,499
ZIOPHARM Oncology, Inc. (a)	83,660	234,248
TOTAL BIOTECHNOLOGY		322,244,667
HEALTH CARE EQUIPMENT & SUPPLIES – 24.4%
Health Care Equipment – 22.5%
Abbott Laboratories	705,631	64,981,559
ABIOMED, Inc. (a)	18,060	3,453,975
AngioDynamics, Inc. (a)	14,449	150,703
AtriCure, Inc. (a)	15,748	679,054
AxoGen, Inc. (a)	13,781	134,365
Axonics Modulation Technologies, Inc. (a)	6,571	211,652
Baxter International, Inc.	193,530	17,181,593
Becton Dickinson and Co.	107,916	27,252,027
Boston Scientific Corp. (a)	556,148	20,844,427
Cantel Medical Corp.	15,332	567,284
Cardiovascular Systems, Inc. (a)	14,076	591,192
CONMED Corp.	11,254	831,783

	Shares	Value

CryoLife, Inc. (a)	15,252	$ 340,577
CryoPort, Inc. (a)	14,157	266,718
Cutera, Inc. (a)	5,741	77,216
Danaher Corp.	249,720	40,819,231
DexCom, Inc. (a)	36,521	12,241,839
Edwards Lifesciences Corp. (a)	83,221	18,100,568
Envista Holdings Corp. (a)	60,346	1,174,937
GenMark Diagnostics, Inc. (a)	21,016	262,910
Glaukos Corp. (a)	15,499	568,658
Globus Medical, Inc. Class A (a)	30,621	1,453,273
Heska Corp. (a)	2,961	209,639
Hill-Rom Holdings, Inc.	26,676	3,000,783
Hologic, Inc. (a)	106,991	5,360,249
IDEXX Laboratories, Inc. (a)	34,251	9,508,078
Inogen, Inc. (a)	7,448	372,400
Insulet Corp. (a)	24,666	4,926,294
Integer Holdings Corp. (a)	13,002	968,129
Integra LifeSciences Holdings Corp. (a)	28,967	1,478,765
Intuitive Surgical, Inc. (a)	46,114	23,558,720
iRhythm Technologies, Inc. (a)	10,578	1,117,460
LeMaitre Vascular, Inc.	6,949	197,977
LivaNova PLC (a)	19,222	1,021,073
Masimo Corp. (a)	20,324	4,347,507
Medtronic PLC	534,821	52,214,574
Mesa Laboratories, Inc.	1,548	368,424
Natus Medical, Inc. (a)	13,499	337,340
Nevro Corp. (a)	12,422	1,461,324
Novocure Ltd. (a)	31,485	2,071,713
NuVasive, Inc. (a)	20,873	1,270,748
Orthofix Medical, Inc. (a)	7,488	265,450
Penumbra, Inc. (a)	12,573	2,229,444
ResMed, Inc.	57,387	8,913,349
Shockwave Medical, Inc. (a)	3,414	136,970
Steris PLC	33,814	4,818,495
Stryker Corp.	134,450	25,065,514
Surmodics, Inc. (a)	5,340	203,454
Tactile Systems Technology, Inc. (a)	6,902	356,281
Tandem Diabetes Care, Inc. (a)	21,167	1,688,703
Teleflex, Inc.	18,470	6,194,838
Varex Imaging Corp. (a)	15,139	395,582
Varian Medical Systems, Inc. (a)	36,287	4,150,507
ViewRay, Inc. (a)	44,573	92,712
Wright Medical Group N.V. (a)	48,286	1,406,088
Zimmer Biomet Holdings, Inc.	82,089	9,826,053
		391,720,178
Health Care Supplies – 1.9%
Align Technology, Inc. (a)	29,880	6,419,718
Antares Pharma, Inc. (a)	60,469	195,920
Atrion Corp.	603	380,994
Avanos Medical, Inc. (a)	19,189	595,818
Cerus Corp. (a)	63,626	391,300
DENTSPLY SIRONA, Inc.	88,891	3,772,534
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Haemonetics Corp. (a)	20,148	$ 2,292,439
ICU Medical, Inc. (a)	7,837	1,718,733
Lantheus Holdings, Inc. (a)	15,364	200,500
Meridian Bioscience, Inc. (a)	16,727	200,724
Merit Medical Systems, Inc. (a)	22,231	907,469
Neogen Corp. (a)	20,941	1,310,697
OraSure Technologies, Inc. (a)	25,354	404,143
OrthoPediatrics Corp. (a)	4,260	208,101
Quidel Corp. (a)	14,914	2,073,046
Quotient Ltd. (a)	27,729	256,632
Silk Road Medical, Inc. (a)	7,302	305,808
STAAR Surgical Co. (a)	13,366	512,185
The Cooper Cos., Inc.	19,783	5,671,786
West Pharmaceutical Services, Inc.	29,522	5,587,334
		33,405,881
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		425,126,059
HEALTH CARE PROVIDERS & SERVICES – 18.2%
Health Care Distributors – 1.4%
AmerisourceBergen Corp.	61,594	5,522,518
Cardinal Health, Inc.	116,632	5,770,951
Covetrus, Inc. (a)	40,529	481,890
Henry Schein, Inc. (a)	58,791	3,207,637
McKesson Corp.	64,526	9,114,297
Owens & Minor, Inc.	25,021	177,149
Patterson Cos., Inc.	34,301	627,022
PetIQ, Inc. (a)	8,081	231,117
		25,132,581
Health Care Facilities – 1.3%
Acadia Healthcare Co., Inc. (a)	35,597	854,684
Brookdale Senior Living, Inc. (a)	66,042	238,412
Community Health Systems, Inc. (a)	37,129	112,501
Encompass Health Corp.	39,218	2,598,192
Hanger, Inc. (a)	13,171	241,820
HCA Healthcare, Inc.	108,268	11,896,488
National HealthCare Corp.	4,495	307,323
Select Medical Holdings Corp. (a)	45,999	785,203
Surgery Partners, Inc. (a)	7,695	90,801
Tenet Healthcare Corp. (a)	35,795	722,343
The Ensign Group, Inc.	20,090	751,567
The Pennant Group, Inc. (a)	10,668	211,120
Universal Health Services, Inc. Class B	32,113	3,394,023
US Physical Therapy, Inc.	5,055	381,652
		22,586,129
Health Care Services – 5.1%
Addus HomeCare Corp. (a)	5,544	449,175
Amedisys, Inc. (a)	12,830	2,362,773
AMN Healthcare Services, Inc. (a)	18,557	871,808
Apollo Medical Holdings, Inc. (a)	9,764	151,733
BioTelemetry, Inc. (a)	13,551	632,967

	Shares	Value

Chemed Corp.	6,369	$ 2,653,134
Cigna Corp. (a)	149,000	29,171,220
CorVel Corp. (a)	3,977	209,548
Cross Country Healthcare, Inc. (a)	14,159	89,060
CVS Health Corp.	519,097	31,950,420
DaVita, Inc. (a)	36,311	2,868,932
Guardant Health, Inc. (a)	14,915	1,147,858
Laboratory Corp. of America Holdings (a)	38,744	6,371,451
LHC Group, Inc. (a)	11,919	1,549,351
MEDNAX, Inc. (a)	33,478	486,101
National Research Corp.	4,880	251,759
Option Care Health, Inc. (a)	13,985	199,986
Premier, Inc. Class A (a)	26,589	881,691
Quest Diagnostics, Inc.	53,745	5,917,862
R1 RCM, Inc. (a)	35,412	365,452
RadNet, Inc. (a)	17,091	241,325
The Providence Service Corp. (a)	4,624	268,238
Tivity Health, Inc. (a)	19,393	173,955
		89,265,799
Managed Health Care – 10.4%
Anthem, Inc.	101,173	28,402,296
Centene Corp. (a)	232,961	15,510,543
HealthEquity, Inc. (a)	28,254	1,589,853
Humana, Inc.	52,840	20,175,369
Magellan Health, Inc. (a)	9,428	572,562
Molina Healthcare, Inc. (a)	23,664	3,880,186
Triple-S Management Corp. Class B (a)	9,913	167,827
UnitedHealth Group, Inc.	378,027	110,561,557
		180,860,193
TOTAL HEALTH CARE PROVIDERS & SERVICES		317,844,702
HEALTH CARE TECHNOLOGY – 1.7%
Health Care Technology – 1.7%
Allscripts Healthcare Solutions, Inc. (a)	63,999	415,994
Cerner Corp.	125,389	8,700,743
Change Healthcare, Inc. (a)	89,645	1,043,468
Computer Programs & Systems, Inc.	5,583	134,159
Evolent Health, Inc. Class A (a)	29,925	215,759
Health Catalyst, Inc. (a)	3,622	96,599
HealthStream, Inc. (a)	10,652	243,132
HMS Holdings Corp. (a)	34,857	999,524
Inovalon Holdings, Inc. Class A (a)	26,773	468,528
Inspire Medical Systems, Inc. (a)	4,894	350,704
NextGen Healthcare, Inc. (a)	19,289	203,499
Omnicell, Inc. (a)	16,845	1,228,001
Phreesia, Inc. (a)	7,103	180,345
Simulations Plus, Inc.	4,886	185,912
Tabula Rasa HealthCare, Inc. (a)	7,681	486,515
Teladoc Health, Inc. (a)	27,436	4,515,691
Veeva Systems, Inc. Class A (a)	52,499	10,016,809

4

Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Vocera Communications, Inc. (a)	12,248	$ 232,222
TOTAL HEALTH CARE TECHNOLOGY		29,717,604
LIFE SCIENCES TOOLS & SERVICES – 7.4%
Life Sciences Tools & Services – 7.4%
Accelerate Diagnostics, Inc. (a)	12,059	131,564
Agilent Technologies, Inc.	123,495	9,467,127
Bio-Rad Laboratories, Inc. Class A (a)	8,918	3,924,812
Bio-Techne Corp.	15,196	3,419,100
Bruker Corp.	42,869	1,685,609
Charles River Laboratories International, Inc. (a)	19,541	2,826,996
Codexis, Inc. (a)	22,043	255,919
Fluidigm Corp. (a)	27,133	60,778
Illumina, Inc. (a)	58,655	18,712,705
IQVIA Holdings, Inc. (a)	65,873	9,392,831
Luminex Corp.	16,187	583,541
Medpace Holdings, Inc. (a)	11,451	914,477
Mettler-Toledo International, Inc. (a)	9,726	7,002,136
NanoString Technologies, Inc. (a)	13,402	425,647
NeoGenomics, Inc. (a)	39,571	1,081,871
Pacific Biosciences of California, Inc. (a)	50,448	166,731
PerkinElmer, Inc.	44,390	4,018,627
PRA Health Sciences, Inc. (a)	25,311	2,442,511
Quanterix Corp. (a)	5,435	142,397
Repligen Corp. (a)	18,758	2,178,742
Syneos Health, Inc. (a)	24,837	1,385,656
Thermo Fisher Scientific, Inc.	159,998	53,548,131
Waters Corp. (a)	25,722	4,810,014
TOTAL LIFE SCIENCES TOOLS & SERVICES		128,577,922
PHARMACEUTICALS – 29.6%
Pharmaceuticals – 29.6%
Aerie Pharmaceuticals, Inc. (a)	17,729	270,190
Akorn, Inc. (a)	36,621	7,690
Allergan PLC	130,986	24,538,917
AMAG Pharmaceuticals, Inc. (a)	12,199	97,958
Amneal Pharmaceuticals, Inc. (a)	41,620	151,081
Amphastar Pharmaceuticals, Inc. (a)	14,146	239,775
ANI Pharmaceuticals, Inc. (a)	3,739	149,597
Arvinas Holding Co. LLC (a)	7,736	406,140
Axsome Therapeutics, Inc. (a)	9,634	915,519
BioDelivery Sciences International, Inc. (a)	32,032	146,066
Bristol-Myers Squibb Co.	935,350	56,878,633
Cara Therapeutics, Inc. (a)	16,648	246,723
Catalent, Inc. (a)	58,450	4,041,818
Collegium Pharmaceutical, Inc. (a)	10,484	216,809
Corcept Therapeutics, Inc. (a)	41,225	521,909

	Shares	Value

Cymabay Therapeutics, Inc. (a)	23,916	$ 42,331
Elanco Animal Health, Inc. (a)	158,075	3,906,033
Eli Lilly & Co.	344,792	53,318,635
Endo International PLC (a)	84,729	389,753
Evolus, Inc. (a)	9,012	37,490
Horizon Therapeutics PLC (a)	74,479	2,684,223
Innoviva, Inc. (a)	27,813	394,388
Intersect ENT, Inc. (a)	12,808	147,036
Intra-Cellular Therapies, Inc. (a)	23,349	412,577
Jazz Pharmaceuticals PLC (a)	22,614	2,493,194
Johnson & Johnson	1,050,141	157,563,156
Lannett Co., Inc. (a)	12,028	114,747
Merck & Co., Inc.	1,015,871	80,599,205
Mylan N.V. (a)	206,348	3,460,456
MyoKardia, Inc. (a)	17,502	1,099,476
Nektar Therapeutics (a)	70,029	1,344,557
Odonate Therapeutics, Inc. (a)	5,569	156,767
Omeros Corp. (a)	19,197	319,054
Optinose, Inc. (a)	9,094	36,740
Pacira BioSciences, Inc. (a)	14,960	617,698
Perrigo Co. PLC	51,659	2,753,425
Pfizer, Inc.	2,208,164	84,705,171
Phibro Animal Health Corp. Class A	8,204	219,129
Prestige Consumer Healthcare, Inc. (a)	19,971	812,620
Reata Pharmaceuticals, Inc. Class A (a)	8,699	1,375,834
Revance Therapeutics, Inc. (a)	18,495	342,342
SIGA Technologies, Inc. (a)	20,922	123,649
Supernus Pharmaceuticals, Inc. (a)	20,814	487,048
TherapeuticsMD, Inc. (a)	94,698	149,623
Theravance Biopharma, Inc. (a)	17,267	503,506
Tilray, Inc. Class 2 (a)	10,628	85,555
Tricida, Inc. (a)	8,037	243,119
WaVe Life Sciences Ltd. (a)	7,752	67,287
Zoetis, Inc.	190,047	24,574,978
Zogenix, Inc. (a)	20,496	578,602
TOTAL PHARMACEUTICALS		514,988,229
TOTAL COMMON STOCKS (Cost $1,558,282,170)		1,738,499,183
5

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (c) (Cost $2,044,000)	2,044,000	$ 2,044,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,560,326,170)		1,740,543,183
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%		1,937,789
NET ASSETS – 100.0%		$ 1,742,480,972

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $324,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Russell 2000 E-mini Index Future Contracts	5	June 2020	$ 326,675	$ 33,282	$ 33,282
CME E-mini S&P Health Care Select Sector Index Future Contracts	34	June 2020	3,418,360	281,540	281,540
Total Equity Index Contracts					$ 314,822
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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